Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS VARIABLE EQUITY TRUST
Prospectus Date	rr_ProspectusDate	Apr. 29, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

SUPPLEMENT DATED MAY 31, 2019

TO THE SUMMARY PROSPECTUS AND PROSPECTUS

DATED APRIL 29, 2019 OF

QS VARIABLE GROWTH, QS VARIABLE MODERATE GROWTH, AND QS VARIABLE CONSERVATIVE GROWTH

Effective June 1, 2019, the following changes are made to the Summary Prospectus and Prospectus:

Under the section entitled “Principal investment strategies,” the following information is added as the last sentence of the first paragraph.

When selecting investments to fulfill a desired asset class exposure, the portfolio managers expect to allocate to Legg Mason-affiliated funds and ETFs, provided that appropriate products are available.

QS Variable Growth
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

SUPPLEMENT DATED MAY 31, 2019

TO THE SUMMARY PROSPECTUS AND PROSPECTUS

DATED APRIL 29, 2019 OF

QS VARIABLE GROWTH, QS VARIABLE MODERATE GROWTH, AND QS VARIABLE CONSERVATIVE GROWTH

Effective June 1, 2019, the following changes are made to the Summary Prospectus and Prospectus:

Under the section entitled “Principal investment strategies,” the following information is added as the last sentence of the first paragraph.

When selecting investments to fulfill a desired asset class exposure, the portfolio managers expect to allocate to Legg Mason-affiliated funds and ETFs, provided that appropriate products are available.

QS Variable Moderate Growth
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

SUPPLEMENT DATED MAY 31, 2019

TO THE SUMMARY PROSPECTUS AND PROSPECTUS

DATED APRIL 29, 2019 OF

QS VARIABLE GROWTH, QS VARIABLE MODERATE GROWTH, AND QS VARIABLE CONSERVATIVE GROWTH

Effective June 1, 2019, the following changes are made to the Summary Prospectus and Prospectus:

Under the section entitled “Principal investment strategies,” the following information is added as the last sentence of the first paragraph.

When selecting investments to fulfill a desired asset class exposure, the portfolio managers expect to allocate to Legg Mason-affiliated funds and ETFs, provided that appropriate products are available.

QS Variable Conservative Growth
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

SUPPLEMENT DATED MAY 31, 2019

TO THE SUMMARY PROSPECTUS AND PROSPECTUS

DATED APRIL 29, 2019 OF

QS VARIABLE GROWTH, QS VARIABLE MODERATE GROWTH, AND QS VARIABLE CONSERVATIVE GROWTH

Effective June 1, 2019, the following changes are made to the Summary Prospectus and Prospectus:

Under the section entitled “Principal investment strategies,” the following information is added as the last sentence of the first paragraph.

When selecting investments to fulfill a desired asset class exposure, the portfolio managers expect to allocate to Legg Mason-affiliated funds and ETFs, provided that appropriate products are available.